Financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities
Financial assets and liabilities

17. Financial assets and liabilities

The Group’s net external debt was as follows:

	At December 31,
	2018	2017
	$'m	$'m
Loan notes	9,463	10,064
Other borrowings	142	12
Total borrowings	9,605	10,076
Cash and cash equivalents	(565)	(823)
Derivative financial instruments used to hedge foreign currency and interest rate risk	113	301
Net debt	9,153	9,554

The Group’s net borrowings of $9,605 million (2017: $10,076 million) are are classified as non-current liabilities of $9,487 million (2017: $10,074 million) and current liabilities of $118 million (2017: $2 million) in the consolidated statement of financial position at December 31, 2018.

At December 31, 2018, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
Liabilities guaranteed by the ARD Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	770	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	967	—
Liabilities guaranteed by the Ardagh Group
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	859	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	504	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	512	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,685	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	859	—
Global Asset Based Loan Facility	USD	739	07-Dec-22	Revolving	—	100	639
Finance lease obligations	USD/GBP/EUR	—	—	Amortizing	—	36	—
Other borrowings / credit lines	EUR/USD	—	Rolling	Amortizing	—	15	1
Total borrowings / undrawn facilities						9,672	640
Deferred debt issue costs and bond premiums						(67)	—
Net borrowings / undrawn facilities						9,605	640
Cash and cash equivalents						(565)	565
Derivative financial instruments used to hedge foreign currency and interest rate risk						113	—
Net debt / available liquidity						9,153	1,205

Net debt includes the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt.

Certain of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in certain areas such as incurrence of additional indebtedness (primarily maximum borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a number of financial covenants including a fixed charge coverage ratio. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are generally of a nature customary for such facilities.

At December 31, 2017, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
Liabilities guaranteed by the ARD Finance Group
7.125%/7.875% Senior Secured Toggle Notes	USD	770	15-Sep-23	Bullet	770	770	—
6.625%/7.375% Senior Secured Toggle Notes	EUR	845	15-Sep-23	Bullet	845	1,013	—
Liabilities guaranteed by the Ardagh Group
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	899	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	528	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	541	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,696	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	899	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	440	—
Global Asset Based Loan Facility	USD	813	07-Dec-22	Revolving	—	—	813
Finance lease obligations	GBP/EUR	—		Amortizing	—	8	—
Other borrowings / credit lines	EUR	4		Amortizing	—	4	1
Total borrowings / undrawn facilities						10,163	814
Deferred debt issue costs and bond premiums						(87)	—
Net borrowings / undrawn facilities						10,076	814
Cash and cash equivalents						(823)	823
Derivative financial instruments used to hedge foreign currency and interest rate risk						301	—
Net debt / available liquidity						9,554	1,637

The following table summarizes the Group’s movement in net debt:

	2018	2017
	$'m	$'m
Net decrease/(increase) in cash and cash equivalents per consolidated statement of cash flows	258	(5)
(Decrease)/increase in net borrowings and derivative financial instruments	(659)	276
(Decrease)/increase in net debt	(401)	271
Net debt at January 1,	9,554	9,283
Net debt at December 31,	9,153	9,554

The decrease in net borrowings and derivative financial instruments includes proceeds from borrowings of $0.1 billion (2017: $3.7 billion), repayments of borrowings of $0.4 billion (2017: $4.4 billion), a fair value gain on derivative financial instruments used to hedge foreign currency and interest rate risk of $0.2 billion (2017: loss of $0.4 billion) which offsets foreign exchange loss on borrowings of $0.3 billion (2017: gain of $0.5 billion), resulting in a net foreign exchange loss on borrowings impacting net debt by approximately $0.5 billion (2017: gain of $0.9 billion).

The maturity profile of the Group’s borrowings is as follows:

	At December 31,
	2018	2017
	$'m	$'m
Within one year or on demand	118	2
Between one and two years	4	1
Between two and five years	3,939	1,154
Greater than five years	5,544	8,919
	9,605	10,076

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2018	$'m	$'m	$'m
Within one year or on demand	660	38	1,984
Between one and two years	548	2	—
Between two and five years	5,492	105	—
Greater than five years	5,845	—	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2017	$'m	$'m	$'m
Within one year or on demand	578	2	1,991
Between one and two years	578	84	—
Between two and five years	2,846	66	—
Greater than five years	9,748	151	—

The carrying amount and fair value of the Group’s borrowings are as follows:

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond premium	Total	Fair value
At December 31, 2018	$'m	$'m	$'m	$'m
Loan notes	9,521	(57)	9,464	9,176
Global Asset Based Loan Facility and other borrowings	115	(10)	105	115
Finance leases	36	—	36	36
	9,672	(67)	9,605	9,327

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond discount	Total	Fair value
At December 31, 2017	$'m	$'m	$'m	$'m
Loan notes	10,151	(87)	10,064	10,686
Global Asset Based Loan Facility and other borrowings	4	—	4	4
Finance leases	8	—	8	8
	10,163	(87)	10,076	10,698

Financing activity

2018 – Ardagh Group

On July 31, 2018, the Group redeemed in full its $440 million 6.000% Senior Notes due 2021 and paid applicable redemption premium and accrued interest in accordance with their terms. The redemption was funded by a combination of cash on hand and available liquidity, drawing from the Group’s Global Asset Based Loan Facility.

As at December 31, 2018, the Ardagh Group had $639 million available under the Global Asset Based Loan Facility.

2017 – Ardagh Group

On January 30, 2017, the Ardagh Group issued $1,000 million 6.000% Senior Notes due 2025. The proceeds, together with certain cash, were used to partially redeem, on the same day, $845 million First Priority Senior Secured Floating Rate Notes due 2019, to redeem in full on March 2, 2017, $415 million 6.250% Senior Notes due 2019 and to pay applicable redemption premiums and accrued interest.

On March 8, 2017, the Ardagh Group issued €750 million 2.750% Senior Secured Notes due 2024, $715 million 4.250% Senior Secured Notes due 2022 and $700 million 6.000% Senior Notes due 2025. On March 9, 2017, using the proceeds from the notes issued on March 8, 2017, the Ardagh Group redeemed €750 million 4.250% First Priority Senior Secured Notes due 2022, redeemed in full the $265 million First Priority Senior Secured Floating Rate Notes due 2019 and repaid in full the $663 million Term Loan B Facility, together with applicable redemption premiums and accrued interest.

On March 21, 2017, the Ardagh Group S.A. replaced its wholly-owned subsidiary, Ardagh Packaging Holdings Limited as the parent guarantor of the then outstanding notes issued by Ardagh Holdings USA Inc. and Ardagh Packaging Finance plc.

On April 10, 2017, using the proceeds of the notes issued on March 8, 2017, the Ardagh Group redeemed in full $415 million 6.750% Senior Notes due 2021 and paid applicable redemption premiums and accrued interest.

On June 12, 2017, the Ardagh Group issued £400 million 4.750% Senior Notes due 2027. The proceeds, together with certain cash, were used to redeem, on June 12, 2017, the Ardagh Group’s $500 million Senior Secured Floating Rate Notes due 2021, and to pay applicable redemption premiums and accrued interest.

On August 1, 2017, the Ardagh Group redeemed in full the 4.250% First Priority Senior Secured Notes due 2022, together with applicable redemption premiums and accrued interest.

On December 7, 2017, the Ardagh Group closed a committed five year $850 million Global Asset Based Loan facility. This facility, secured by trade receivables and inventories, replaced the HSBC Securitization Program and the Bank of America Facility. It provides funding for working capital and general corporate purposes. On December 31, 2017, the Ardagh Group had $813 million available under this facility.

Effective interest rates

The effective interest rates of borrowings at the reporting date are as follows:

	2018			2017
	USD	EUR	GBP	USD	EUR	GBP
7.125% / 7.875% Senior Secured Toggle Notes	7.49%	—	—	7.49%	—	—
6.625% / 7.375% Senior Secured Toggle Notes	—	7.03%	—	—	7.03%	—
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	2.92%	—
4.625% Senior Secured Notes due 2023	5.16%	—	—	5.16%	—	—
4.125% Senior Secured Notes due 2023	—	4.63%	—	—	4.63%	—
4.250% Senior Secured Notes due 2022	4.51%	—	—	4.51%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	4.99%
6.000% Senior Notes due 2025	6.14%	—	—	6.14%	—	—
7.250% Senior Notes due 2024	7.72%	—	—	7.72%	—	—
6.750% Senior Notes due 2024	—	7.00%	—	—	7.00%	—
6.000% Senior Notes due 2021	—	—	—	6.38%	—	—
Finance Lease Obligation	6.45%	—	—	—	—	—

The carrying amounts of the Group’s net borrowings are denominated in the following currencies:

	At December 31,
	2018	2017
	$'m	$'m
Euro	3,182	3,322
U.S. dollar	5,914	6,216
British pound	509	538
	9,605	10,076

The Group has the following undrawn borrowing facilities:

	At December 31,
	2018	2017
	$'m	$'m
Expiring within one year	1	1
Expiring beyond one year	639	813
	640	814

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

Level 3Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1 and    Level 2 during the year.

Fair values are calculated as follows:

(i)	Senior secured and senior notes - The fair value of debt securities in issue is based on quoted market prices and represent Level 1 inputs.
(ii)

Global Asset Based Loan facility and other borrowings – The estimated value of fixed interest bearing deposits is based on discounted cash flows using prevailing money-market interest rates for debts with similar credit risk and remaining maturity.

(iii)	Finance leases - The carrying amount of finance leases is assumed to be a reasonable approximation of fair value.
(iv)	CCIRS - The fair values of the CCIRS are derived using Level 2 valuation inputs.
(v)	Commodity and foreign exchange derivatives – The fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.

Derivative financial instruments

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair Value Derivatives
Metal forward contracts	9	79	22	262
Cross currency interest rate swaps	9	282	122	2,219
Forward foreign exchange contracts	2	385	1	98
NYMEX gas swaps	—	7	—	8
At December 31, 2018	20	753	145	2,587

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair Value Derivatives
Metal forward contracts	17	197	—	—
Cross currency interest rate swap	—	—	301	3,107
Forward foreign exchange contracts	4	179	1	52
NYMEX gas swaps	—	—	1	20
Carbon futures	2	10	—	—
At December 31, 2017	23	386	303	3,179

Derivative instruments with a fair value of $11 million (2017: $7 million) are classified as non-current assets and $9 million (2017 $16 million) as current assets in the consolidated statement of financial position at December 31, 2018. Derivative instruments with a fair value of $107 million (2017: $301 million) are classified as non-current liabilities and $38 million (2017: $2 million) as current liabilities in the consolidated statement of financial position at December 31, 2018.

The majority of derivative assets and liabilities mature within one year, with the exception of certain of  the Group’s CCIRS which mature at dates between May 2022 and February 2023 and certain metal forward contracts which mature at dates between January 2020 and October 2021.

With the exception of interest on the CCIRS, all cash payments in relation to derivative instruments are paid or received when they mature. Bi‑annual and quarterly interest cash payments and receipts are made and received in relation to the CCIRS.

The Ardagh Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings.

Cross currency interest rate swaps

2018

The Ardagh Group hedges certain portions of its external borrowings and interest payable thereon using CCIRS, with a net liability at December 31, 2018 of $113 million (December 31, 2017: $301 million).

On July 11, 2018, the Ardagh Group terminated its $440 million U.S. dollar to euro CCIRS, due for maturity in 2019. The Ardagh Group paid net consideration of $44 million on termination and recognized a related exceptional loss of $6 million (Note 4).

2017

The Ardagh Group hedged certain of its external borrowings and interest payable thereon using CCIRS, with a net liability at December 31, 2017 of $251 million (December 31, 2016: net asset of $124 million). In the year ended December 31, 2017 the Ardagh Group executed a number of CCIRS to swap (i) the U.S. dollar principal and interest repayments on $1,250 million of its U.S. dollar-denominated borrowings into euro, and (ii) the euro principal and interest repayments on $332 million of its euro denominated borrowings into British pounds.

In June 2017, as a result of the issuance of the £400 million 4.750% Senior Notes due 2027, the Ardagh Group terminated $500 million of its existing U.S. dollar to British pound CCIRS, due for maturity in 2022. The Ardagh  Group received net proceeds of $46 million in consideration and recognized an exceptional loss of $15 million on the termination (see Note 4).

Net investment hedge in foreign operations

The Ardagh Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk. Currency exposure arising from the net assets of the Ardagh Group’s foreign operations is managed primarily through borrowings denominated in the relevant foreign currencies.

Hedges of net investments in foreign operations are accounted for whereby any gain or loss on the hedging instruments relating to the effective portion of the hedge is recognized in other comprehensive income. The gain or loss relating to an ineffective portion is recognized immediately in the consolidated income statement within finance income or expense respectively. Gains and losses accumulated in other comprehensive income are recycled to the consolidated income statement when the foreign operation is disposed of. The amount that has been recognized in the consolidated income statement due to ineffectiveness is $nil (2017: $nil; 2016: $nil).

Metal forward contracts

The Ardagh Group hedges a substantial portion of its anticipated metal purchases. Excluding conversion and freight costs, the physical metal deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil;  no premium is paid or received.

NYMEX gas swaps

The Ardagh Group hedges a portion of its Glass Packaging North America anticipated energy purchases on the New York Mercantile Exchange (“NYMEX”).

Fair values have been based on NYMEX‑quoted market prices and Level 2 valuation inputs have been applied. The fair value of these contracts when initiated is $nil;  no premium is paid or received.